STATEMENT OF OPERATIONS (Parenthetical) - shares	Feb. 08, 2021	Sep. 30, 2021	Dec. 31, 2020
Maximum shares subject to forfeiture	900,000
Class B Common Stock
Maximum shares subject to forfeiture			900,000
Share dividend	0.2
Common shares, shares issued	6,900,000	6,900,000	6,900,000
Common shares, shares outstanding (in shares)	6,900,000	6,900,000	6,900,000